FINANCIAL INSTRUMENTS - Marketable Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Proceeds from sale of marketable securities	$ 14.5	$ 0.1
Acquisition date fair value of marketable securities sold	(25.4)	(2.9)
Loss on sale of marketable securities recorded in OCI	$ (10.9)	$ (2.8)